Average Annual Total Returns (Vanguard Total International Bond Index Fund Institutional)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Institutional Shares 11/1/2013 - 10/31/2014
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)
Vanguard Total International Bond Index Fund
Vanguard Total International Bond Index Fund - Institutional Shares
11/1/2013 - 10/31/2014

Average Annual Returns for Periods Ended December 31, 2014
One Year	8.91%	8.14%	5.03%	9.14%
Since Inception	5.50%	4.77%	3.86%	5.75%